Retirement and Benefit Plans Level 4 Changes in Fair Value of Level 3 Assets Rollforward (Details) (USD $) In Thousands, unless otherwise specified								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Real Estate Funds [Member]		Dec. 31, 2011 Real Estate Funds [Member]		Dec. 31, 2012 Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2011 Real Estate Funds [Member] Fair Value, Inputs, Level 3 [Member]
Level 3 Fair Value Rollforward [Roll Forward]
Fair value of plan assets at beginning of year	$ 312,224	$ 282,195	$ 281,972	$ 14,310	[1]	$ 13,000	[1]	$ 13,000	[1]	$ 0
Purchases								0		13,000
Unrealized gain								1,310		0
Fair value of plan assets at end of year	$ 312,224	$ 282,195	$ 281,972	$ 14,310	[1]	$ 13,000	[1]	$ 14,310	[1]	$ 13,000	[1]

[1]	Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.